Fair Value	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Fair values

22        Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (as defined in note 2.28). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2018

Financial liabilities measured at fair value
Derivative financial instruments	831	-	-	831	831
	831

Financial liabilities not measured at fair value
Long-term borrowings	37,163	-	37,030	-	37,030
	37,163

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2017

Financial liabilities not measured at fair value
Long-term borrowings	41,538	-	41,219	-	41,219
	41,538

           Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments	Black-Scholes model	Refer to Note 2.30

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There were no transfers between these levels in 2017 and 2018.